Estimated Fair Value of Financial Instruments ( Carrying Amount of Financial Instruments Reported in Company's Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015	Mar. 31, 2014
Assets:
Trading securities	[1]	¥ 569,074		¥ 725,821
Cash and Cash Equivalents		1,039,870		730,420		¥ 827,518	¥ 818,039
Restricted Cash		93,342		80,979
Other Assets:
Derivative assets		19,059		27,990
Liabilities:
Short-term Debt		283,467		349,624
Deposits		1,614,608		1,398,472
Long-term Debt		3,854,984		3,936,918
Other Liabilities:
Derivative liabilities		12,276		14,130
Level 1
Assets:
Trading securities		37,500		37,592
Cash and Cash Equivalents		1,039,870		730,420
Restricted Cash		93,342		80,979
Installment loans (net of allowance for probable loan losses)		0		0
Investment in securities:
Practicable to estimate fair value		93,995		99,347
Not practicable to estimate fair value		0	[2]	0	[3]
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term Debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term Debt		0		0	[5]
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 2
Assets:
Trading securities		531,574		688,229
Cash and Cash Equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		254,708		264,452
Investment in securities:
Practicable to estimate fair value		1,086,629		1,271,506
Not practicable to estimate fair value		0	[2]	0	[3]
Other Assets:
Time deposits		9,375		9,843
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term Debt		283,467		349,624
Deposits		1,615,655		1,400,528
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term Debt		1,184,261		1,102,332	[5]
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 3
Assets:
Trading securities		0		0
Cash and Cash Equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		2,528,758		2,288,554
Investment in securities:
Practicable to estimate fair value		152,317		140,308
Not practicable to estimate fair value		0	[2]	0	[3]
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		73,967		94,656
Liabilities:
Short-term Debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		288,372		308,064
Long-term Debt		2,678,554		2,852,846	[5]
Other Liabilities:
Derivative liabilities	[4]	0		0
Carrying amount
Assets:
Trading securities		569,074		725,821
Cash and Cash Equivalents		1,039,870		730,420
Restricted Cash		93,342		80,979
Installment loans (net of allowance for probable loan losses)		2,767,016		2,545,542
Investment in securities:
Practicable to estimate fair value		1,307,618		1,480,499
Not practicable to estimate fair value		149,820	[2]	138,472	[3]
Other Assets:
Time deposits		9,375		9,843
Derivative assets	[4]	18,980		27,990
Reinsurance recoverables (Investment contracts)		72,615		93,838
Liabilities:
Short-term Debt		283,467		349,624
Deposits		1,614,608		1,398,472
Policy liabilities and Policy account balances (Investment contracts)		287,463		306,058
Long-term Debt		3,854,984		3,936,918	[5]
Other Liabilities:
Derivative liabilities	[4]	12,276		14,113
Estimated fair value
Assets:
Trading securities		569,074		725,821
Cash and Cash Equivalents		1,039,870		730,420
Restricted Cash		93,342		80,979
Installment loans (net of allowance for probable loan losses)		2,783,466		2,553,006
Investment in securities:
Practicable to estimate fair value		1,332,941		1,511,161
Not practicable to estimate fair value		149,820	[2]	138,472	[3]
Other Assets:
Time deposits		9,375		9,843
Derivative assets	[4]	18,980		27,990
Reinsurance recoverables (Investment contracts)		73,967		94,656
Liabilities:
Short-term Debt		283,467		349,624
Deposits		1,615,655		1,400,528
Policy liabilities and Policy account balances (Investment contracts)		288,372		308,064
Long-term Debt		3,862,815		3,955,178	[5]
Other Liabilities:
Derivative liabilities	[4]	¥ 12,276		¥ 14,113

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥704,313 million and ¥547,850 million as of March 31, 2016 and 2017, respectively.
[2]	The fair value of investment securities of ¥149,820 million was not estimated, as it was not practical.
[3]	The fair value of investment securities of ¥138,472 million was not estimated, as it was not practical.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 "Fair Value Measurements."
[5]	Prior-year amounts have been adjusted for the retrospective application of Accounting Standards Update 2015-03 ("Simplifying the Presentation of Debt Issuance Costs"-ASC 835-30 ("Interest-Imputation of Interest")) on April 1, 2016.